FINANCIAL INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2011
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 6,383	$ 7,902
Trade receivables	$ 738,068	834,686
Percentage of entity's revenue	2.19%
Provision of guarantees, Debtors	$ 107,336
Percentage of secured trade receivables	98.80%
Percentage of unsecured trade receivables	1.20%
Description of average payable period	As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	42.10%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 0.32% (equivalent to ThU.S.$ -/+ 2,283), and +/- 0.02% of equity (equivalent to ThU.S.$ -/+ 1,370)
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 0.81% (equivalent to ThU.S.$-/+$ 5,735) and a change on the equity of +/- 1.30% (equivalent to ThU.S. -/+$ 107,595).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.17% (equivalent to ThU.S.$-/+ 1,212) and +/- 0.009% (equivalent to ThU.S.$-/+ 727) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 28.0% (equivalent to ThU.S.$-/+ 196,856) on the income for the year after tax and +/- 1.4% (equivalent to ThU.S.$ -/+ 118,114) on equity.
Libor Rate [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of total debt	4.58%
Derivative Interest Rate Percentage Of LIBOR Rate Based Debt	99.13%
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 454
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 900
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 20
Financial guarantee granted	19,882
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	341
Financial guarantee granted	341,291
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 441,034
Percentage of entity's revenue	53.73%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 7,960	$ 8,792
Percentage of entity's revenue	45.66%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	0.61%